RELATED PARTY TRANSACTIONS, Founder Shares (Q1) (Details) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended
	Jul. 03, 2020	Oct. 31, 2020	Aug. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Founder Shares [Abstract]
Proceeds from issuance of Class B common stock to Sponsor					$ 25,000
Class A Common Stock [Member] | Private Placement Warrant [Member] | Maximum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)				$ 18.00	$ 18.00
Sponsor [Member] | Closing Price of Common Stock Equals or Exceeds $12.50 per share [Member] | Minimum [Member]
Founder Shares [Abstract]
Threshold period after initial Business Combination				240 days
Sponsor [Member] | Closing Price of Common Stock Equals or Exceeds $15.00 per share [Member] | Minimum [Member]
Founder Shares [Abstract]
Threshold period after initial Business Combination				240 days
Sponsor [Member] | Private Placement Warrant [Member] | Closing Price of Common Stock Equals or Exceeds $12.50 per share [Member]
Founder Shares [Abstract]
Number of shares called by each share (in shares)				0.33
Sponsor [Member] | Private Placement Warrant [Member] | Closing Price of Common Stock Equals or Exceeds $15.00 per share [Member]
Founder Shares [Abstract]
Number of shares called by each share (in shares)				0.33
Sponsor [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Holding period for transfer of Founder Shares or Private Placement Warrants				18 months
Founder Shares [Member] | Sponsor [Member] | Closing Price of Common Stock Equals or Exceeds $12.50 per share [Member]
Founder Shares [Abstract]
Number of shares called by each share (in shares)				0.33
Founder Shares [Member] | Sponsor [Member] | Closing Price of Common Stock Equals or Exceeds $15.00 per share [Member]
Founder Shares [Abstract]
Number of shares called by each share (in shares)				0.33
Founder Shares [Member] | Sponsor [Member] | Private Placement Warrant [Member] | Closing Price of Common Stock Equals or Exceeds $12.50 per share [Member]
Founder Shares [Abstract]
Number of trading days				20 days
Trading day threshold period				30 days
Founder Shares [Member] | Sponsor [Member] | Private Placement Warrant [Member] | Closing Price of Common Stock Equals or Exceeds $12.50 per share [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)				$ 12.50
Founder Shares [Member] | Sponsor [Member] | Private Placement Warrant [Member] | Closing Price of Common Stock Equals or Exceeds $15.00 per share [Member]
Founder Shares [Abstract]
Number of trading days				20 days
Trading day threshold period				30 days
Founder Shares [Member] | Sponsor [Member] | Private Placement Warrant [Member] | Closing Price of Common Stock Equals or Exceeds $15.00 per share [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)				$ 15.00
Founder Shares [Member] | Sponsor [Member] | Class A Common Stock [Member]
Founder Shares [Abstract]
Number of trading days					20 days
Trading day threshold period					30 days
Founder Shares [Member] | Sponsor [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)					$ 12.00
Threshold period after initial Business Combination					150 days
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)	5,750,000
Proceeds from issuance of Class B common stock to Sponsor	$ 25,000
Ownership interest, as converted percentage				20.00%	20.00%
Number of shares no longer subject to forfeiture (in shares)				750,000	750,000
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member] | Maximum [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)			750,000
Founder Shares [Member] | Mr. De Sole [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)			40,000
Founder Shares [Member] | Mr. Toubassy [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)			25,000
Founder Shares [Member] | Mr. Hilfiger [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)			30,000
Founder Shares [Member] | Mr. Goss [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)		40,000